Commitments and contingencies - Capital commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and contingencies
2021	$ 7,040
2022	0
2023	913
Unrecorded Unconditional Purchase Obligation	$ 7,953